Equity (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Classes of Share Capital

The following table summarizes the changes to the shares issued and outstanding and treasury shares held as at and for the years ended October 31, 2020 and October 31, 2019.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held
(millions of shares and millions of Canadian dollars)	October 31, 2020		October 31, 2019
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,812.5	$21,713	1,830.4	$21,221
Proceeds from shares issued on exercise of stock options	1.5	79	2.3	124
Shares issued as a result of dividend reinvestment plan	14.1	838	4.8	357
Shares issued in connection with acquisitions[1]	–	–	5.0	366

Purchase of shares for cancellation and other	(12.0)	(143)	(30.0)	(355)
Balance as at end of year – common shares	1,816.1	$22,487	1,812.5	$21,713
Preferred Shares – Class A2
Series 1	20.0	$500	20.0	$500
Series 3	20.0	500	20.0	500
Series 5	20.0	500	20.0	500
Series 7	14.0	350	14.0	350
Series 9	8.0	200	8.0	200
Series 11[3]	–	–	6.0	150
Series 12	28.0	700	28.0	700
Series 14	40.0	1,000	40.0	1,000
Series 16	14.0	350	14.0	350
Series 18	14.0	350	14.0	350
Series 20	16.0	400	16.0	400
Series 22	14.0	350	14.0	350

Series 24	18.0	450	18.0	450
Balance as at end of year – preferred shares	226.0	$5,650	232.0	$5,800
Treasury shares – common[4]
Balance as at beginning of year	0.6	$(41)	2.1	$(144)
Purchase of shares	135.6	(8,752)	132.3	(9,782)

Sale of shares	(135.7)	8,756	(133.8)	9,885
Balance as at end of year – treasury shares – common	0.5	$(37)	0.6	$(41)
Treasury shares – preferred[4]
Balance as at beginning of year	0.3	$(6)	0.3	$(7)
Purchase of shares	6.0	(122)	7.0	(151)

Sale of shares	(6.2)	124	(7.0)	152
Balance as at end of year – treasury shares – preferred	0.1	$(4)	0.3	$(6)

[1]

On November 1, 2018, the Bank issued 4.7 million shares for $342 million that formed part of the consideration paid for Greystone, as well as 0.3 million shares issued for $24 million as share-based compensation to replace share-based payment awards of Greystone. Refer to Note 13 for a discussion on the acquisition of Greystone.

[2]

All series of preferred shares – Class A include NVCC Provisions and qualify as regulatory capital under OSFI’s CAR guideline. If a NVCC conversion were to occur in accordance with the NVCC Provisions, the maximum number of common shares that could be issued based on the formula for conversion set out in the respective terms and conditions applicable to each Series of shares, assuming there are no declared and unpaid dividends on the respective Series of shares at the time of conversion, as applicable, would be 100 million for Series 1, 100 million for Series 3, 100 million for Series 5, 70 million for Series 7, 40 million for Series 9, 140 million for Series 12, 200 million for Series 14, 70 million for Series 16, 70 million for Series 18, 80 million for Series 20, 70 million for Series 22, and 90 million for Series 24.

[3]

On October 31, 2020, the Bank redeemed all of its 6 million outstanding Non-Cumulative Fixed Rate Class A First Preferred Shares NVCC, Series 11 (“Series 11 Shares”), at a redemption price of $26.00 per Series 11 Share, for a total redemption cost of approximately $156 million.

[4]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.

Preferred Shares Terms and Conditions
	Issue date	Annual yield (%)[1]	Reset spread (%)[1]	Next redemption/ conversion date[1]	Convertible into[1]
NVCC Rate Reset Preferred Shares[2]
Series 1	June 4, 2014	3.662	2.24	October 31, 2024	Series 2
Series 3	July 31, 2014	3.681	2.27	July 31, 2024	Series 4
Series 5[3]	December 16, 2014	3.876	2.25	January 31, 2025	Series 6
Series 7[4]	March 10, 2015	3.201	2.79	July 31, 2025	Series 8
Series 9[5]	April 24, 2015	3.242	2.87	October 31, 2025	Series 10
Series 12	January 14, 2016	5.5	4.66	April 30, 2021	Series 13
Series 14	September 8, 2016	4.85	4.12	October 31, 2021	Series 15
Series 16	July 14, 2017	4.50	3.01	October 31, 2022	Series 17
Series 18	March 14, 2018	4.70	2.70	April 30, 2023	Series 19
Series 20	September 13, 2018	4.75	2.59	October 31, 2023	Series 21
Series 22	January 28, 2019	5.20	3.27	April 30, 2024	Series 23

Series 24	June 4, 2019	5.10	3.56	July 31, 2024	Series 25

[1]

Non-cumulative preferred dividends for each Series are payable quarterly, as and when declared by the Board of Directors. The dividend rate of the Rate Reset Preferred Shares will reset on the next redemption/conversion date and every 5 years thereafter to equal the then 5-year Government of Canada bond yield plus the reset spread noted. Rate Reset Preferred Shares are convertible to the corresponding Series of Floating Rate Preferred Shares, and vice versa. If converted into a Series of Floating Rate Preferred Shares, the dividend rate for the quarterly period will be equal to the then 90-day Government of Canada Treasury bill yield plus the reset spread noted.

[2]

Subject to regulatory consent, redeemable on the redemption date noted and every 5 years thereafter, at $25 per share. Convertible on the conversion date noted and every 5 years thereafter if not redeemed. If converted, the holders have the option to convert back to the original Series of preferred shares every 5 years.

[3]

On January 16, 2020, the Bank announced that none of its 20 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 5 (the “Series 5 Shares”) would be converted on January 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 6. On January 2, 2020, the Bank announced the dividend rate for the Series 5 Shares for the 5-year period from and including January 31, 2020, to but excluding January 31, 2025, would be 3.876%.

[4]

On July 16, 2020, the Bank announced that none of its 14 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 7 (the “Series 7 Shares”) would be converted on July 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 8. On July 2, 2020, the Bank announced the dividend rate for the Series 7 Shares for the 5-year period from and including July 31, 2020, to but excluding July 31, 2025, would be 3.201%.

[5]

On October 16, 2020, the Bank announced that none of its 8 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 9 (the “Series 9 Shares”) would be converted on October 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 10. On October 1, 2020, the Bank announced the dividend rate for the Series 9 Shares for the 5-year period from and including October 31, 2020, to but excluding October 31, 2025, would be 3.242%.